Acquisition - Acquired Intangible Assets (Details) - Sector 42 Technologies, Inc and CubeWerx Inc $ in Thousands	Aug. 02, 2022 USD ($)
Acquired intangible assets
Fair value	$ 670
Customer relationships
Acquired intangible assets
Estimated remaining useful lives (in years)	8 years
Fair value	$ 130
Developed technology
Acquired intangible assets
Estimated remaining useful lives (in years)	5 years
Fair value	$ 470
Trademarks
Acquired intangible assets
Estimated remaining useful lives (in years)	3 years
Fair value	$ 70
Mariadb Corporation Ab
Acquired intangible assets
Fair value	$ 670
Mariadb Corporation Ab | Customer relationships
Acquired intangible assets
Estimated remaining useful lives (in years)	8 years
Fair value	$ 130
Mariadb Corporation Ab | Developed technology
Acquired intangible assets
Estimated remaining useful lives (in years)	5 years
Fair value	$ 470
Mariadb Corporation Ab | Trademarks
Acquired intangible assets
Estimated remaining useful lives (in years)	3 years
Fair value	$ 70